CONCENTRATION OF SALES	12 Months Ended
Dec. 31, 2022
Concentration Of Sales
CONCENTRATION OF SALES

NOTE 9 – CONCENTRATION OF SALES

The company generated approximately $24,600,000 and $22,100.000 in guard service revenue for the years 2022 and 2021 respectively. Of the total guard service revenue, approximately 92% was earned from four federal contracts operated by the company. The contracts and their respective terms are as follows:

●	Social Security Administration, NSC	-	September 2022 through September 2027

●	Social security Administration, SSC	-	June 2022 through June 2027

●	Social Security Administration, WBDOC	-	June 2021 through July 2026

●	National Institute of Health- EPA	-	May 2020 through March 2025